ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED LIABILITIES
Legal	$ 100,164	$ 171,777
Accounting	73,662	123,026	$ 29,446
Research and development	(569,335)	(106,845)
Accrued interest		54,398
Other	242,872	64,047	17,652
Accrued liabilities	$ 986,033	$ 520,093	$ 46,201